Consolidated Statements of Changes in Equity (Unaudited) - USD ($) shares in Thousands, $ in Thousands	Ordinary Shares	Additional Paid-In Capital	Accumulated deficit	Accumulated Other Comprehensive Loss	Total
Balance at Dec. 31, 2019	$ 148	$ 2,706,894	$ (1,542,175)	$ (7,716)	$ 1,157,151
Balance (in Shares) at Dec. 31, 2019	54,441
Issuance of shares in connection with stock-based compensation plans	$ 1	29			30
Issuance of shares in connection with stock-based compensation plans (in Shares)	358
Stock-based compensation		4,907			4,907
Comprehensive income (loss)			(21,703)	(1,132)	(22,835)
Balance at Mar. 31, 2020	$ 149	2,711,830	(1,563,878)	(8,848)	1,139,253
Balance (in Shares) at Mar. 31, 2020	54,799
Balance at Dec. 31, 2020	$ 155	2,753,955	(1,985,896)	(8,846)	759,368
Balance (in Shares) at Dec. 31, 2020	56,617
Issuance of shares in connection with stock-based compensation plans	$ 2	2,881			2,883
Issuance of shares in connection with stock-based compensation plans (in Shares)	670
Stock-based compensation		7,205			7,205
Public offering of ordinary shares, net	$ 24	218,851			218,875
Public offering of ordinary shares, net (in Shares)	7,931
Deferred tax assets in connection with public offering expenses		1,156			1,156
Comprehensive income (loss)			(18,911)	1,212	(17,699)
Balance at Mar. 31, 2021	$ 181	$ 2,984,048	$ (2,004,807)	$ (7,634)	$ 971,788
Balance (in Shares) at Mar. 31, 2021	65,218